PRIVATE PLACEMENT (Details) - USD ($)		9 Months Ended		12 Months Ended
	Feb. 11, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Subsidiary Sale Of Stock Line Items
Aggregate purchase price		$ 0	$ 4,120,000	$ 4,120,000
Private Placement
Subsidiary Sale Of Stock Line Items
Number of shares per warrant		4,120,000		4,120,000
Price of warrant (in dollars per share)	$ 1.00	$ 1.00		$ 1.00
Number of shares in a unit		1		1
Aggregate purchase price	$ 4,120,000	$ 4,120,000
Private Placement | Class A Common Stock
Subsidiary Sale Of Stock Line Items
Exercise price of warrant (in dollars per share)		$ 11.50		$ 11.50
Private Placement | Private Placement Warrants
Subsidiary Sale Of Stock Line Items
Aggregate purchase price				$ 4,120,000